Basis of Presentation and Significant Accounting Policies - Significant Unobservable Inputs Related to the Company's Level 3 Financial Assets and Liabilities (Detail) (USD $)					12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Feb. 24, 2013 Optional redemption feature [Member]	Feb. 24, 2013 Change of control feature [Member]	Feb. 24, 2013 Change of control feature [Member] Minimum [Member]	Feb. 24, 2013 Change of control feature [Member] Maximum [Member]	Feb. 24, 2013 Excess cash flow feature [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 159,000	$ 1,473,000			$ 19,372,000			$ 880,000
Estimated annual offer amount									$ 5,000
Valuation Technique(s)					Discounted cash flow	Discounted cash flow			Discounted cash flow
Probability of occurrence					0.00%		50.00%	90.00%
Change in yield since issue					(4.06%)	(4.06%)			(4.06%)
Maturity date					April 2013	March 2015			March 2015
Implied yield					14.32%	14.32%			14.32%